Putnam Global Health Care Fund
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value
Biotechnology (14.8%)
AbbVie, Inc.	236,800	$32,668,928
Alkermes PLC(NON)	1,970,846	57,016,575
Argenx SE (Netherlands)(NON)	21,781	8,477,979
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	646,181	56,198,362
Biogen, Inc.(NON)	59,400	17,606,754
BioMarin Pharmaceutical, Inc.(NON)	122,500	10,650,150
ImmunoGen, Inc.(NON)	329,676	4,496,781
Regeneron Pharmaceuticals, Inc.(NON)	32,400	23,832,144
Rocket Pharmaceuticals, Inc.(NON)	479,400	10,033,842
Sarepta Therapeutics, Inc.(NON)	31,200	3,856,320

		224,837,835
Consumer staples distribution and retail (0.4%)
Walgreens Boots Alliance, Inc.	213,800	6,493,106

		6,493,106
Health care equipment and supplies (13.7%)
Boston Scientific Corp.(NON)	990,500	50,990,940
Dexcom, Inc.(NON)	480,800	56,378,608
Intuitive Surgical, Inc.(NON)	266,200	81,947,008
Lantheus Holdings, Inc.(NON)	172,400	14,928,116
Terumo Corp. (Japan)	141,900	4,312,790

		208,557,462
Health care providers and services (18.5%)
Cigna Corp.	122,800	30,381,948
Humana, Inc.	72,800	36,536,136
McKesson Corp.	95,200	37,207,968
Option Care Health, Inc.(NON)	1,445,900	39,834,545
UnitedHealth Group, Inc.	281,200	137,011,888

		280,972,485
Life sciences tools and services (8.7%)
Danaher Corp.	119,200	27,370,704
Illumina, Inc.(NON)	102,600	20,176,290
IQVIA Holdings, Inc.(NON)	110,300	21,719,173
Thermo Fisher Scientific, Inc.	125,500	63,811,730

		133,077,897
Pharmaceuticals (39.0%)
4Front Ventures Corp.(NON)(AFF)	49,896,829	8,232,977
AstraZeneca PLC (United Kingdom)	665,729	96,701,976
Curaleaf Holdings, Inc.(NON)(S)	583,058	1,667,546
Daiichi Sankyo Co., Ltd. (Japan)	541,100	17,521,753
Eisai Co., Ltd. (Japan)	109,300	6,941,444
Eli Lilly and Co.	219,700	94,352,362
Green Thumb Industries, Inc.(NON)(S)	284,400	2,175,660
Innoviva, Inc.(NON)(AFF)	5,214,419	70,342,512
Johnson & Johnson	321,674	49,878,770
Merck & Co., Inc.	619,738	68,425,273
Novo Nordisk A/S Class B (Denmark)	421,305	67,697,579
Sanofi (France)(NON)	800,913	81,353,192
Takeda Pharmaceutical Co., Ltd. (Japan)	603,800	19,158,885
TerrAscend Corp. (Canada)(NON)	5,090,605	8,501,343

		592,951,272

Total common stocks (cost $1,062,769,415)		$1,446,890,057

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.75%, 11/15/29(i)	$416,000	$369,986
1.625%, 5/15/31(i)	1,108,000	956,282
1.625%, 8/15/29(i)	173,000	153,525
1.625%, 2/15/26(i)	1,004,000	945,055
0.75%, 4/30/26(i)	19,000	17,269
0.375%, 1/31/26(i)	33,000	29,954

Total U.S. treasury obligations (cost $2,472,071)		$2,472,071

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.29%(AFF)	Shares	51,446,550	$51,446,550
Putnam Short Term Investment Fund Class P 5.21%(AFF)	Shares	70,252,431	70,252,431
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02%(P)	Shares	980,000	980,000
U.S. Treasury Bills 4.975%, 11/2/23(SEGSF)		$1,432,000	1,400,154
U.S. Treasury Bills 5.453%, 10/26/23(SEGSF)		800,000	782,805

Total short-term investments (cost $124,864,510)			$124,861,940
TOTAL INVESTMENTS

Total investments (cost $1,190,105,996)			$1,574,224,068

	FORWARD CURRENCY CONTRACTS at 5/31/23 (aggregate face value $905,222,817) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/19/23	$46,197	$48,059	$(1,862)
		British Pound	Buy	6/21/23	4,589,038	4,560,824	28,214
		British Pound	Sell	6/21/23	4,589,038	4,599,022	9,984
		British Pound	Sell	9/20/23	4,594,762	4,566,023	(28,739)
		Danish Krone	Buy	6/21/23	20,948,398	21,467,694	(519,296)
		Danish Krone	Sell	6/21/23	20,948,398	20,991,425	43,027
		Euro	Buy	6/21/23	2,574,905	2,620,363	(45,458)
		Euro	Sell	6/21/23	2,574,905	2,597,577	22,672
		Swiss Franc	Buy	6/21/23	44,150,526	43,069,436	1,081,090
		Swiss Franc	Sell	6/21/23	44,150,526	44,403,484	252,958
		Swiss Franc	Buy	9/20/23	44,593,530	44,858,232	(264,702)
	Barclays Bank PLC
		British Pound	Buy	6/21/23	3,865,639	3,832,456	33,183
		British Pound	Sell	6/21/23	3,865,639	3,860,956	(4,683)
		Euro	Buy	6/21/23	4,959,231	4,945,461	13,770
		Euro	Sell	6/21/23	4,959,231	5,002,879	43,648
	Citibank, N.A.
		Danish Krone	Buy	6/21/23	38,190,679	38,367,329	(176,650)
		Danish Krone	Sell	6/21/23	38,190,679	39,133,163	942,484
		Danish Krone	Sell	9/20/23	32,481,515	32,608,356	126,841
	Goldman Sachs International
		British Pound	Buy	6/21/23	5,633,381	5,601,960	31,421
		British Pound	Sell	6/21/23	5,633,381	5,420,594	(212,787)
		British Pound	Sell	9/20/23	5,640,408	5,608,185	(32,223)
		Canadian Dollar	Sell	7/19/23	1,794,424	1,814,551	20,127
		Japanese Yen	Buy	8/16/23	17,272,808	17,576,481	(303,673)
	HSBC Bank USA, National Association
		British Pound	Buy	6/21/23	7,771,349	7,725,884	45,465
		British Pound	Sell	6/21/23	7,771,349	7,478,585	(292,764)
		British Pound	Sell	9/20/23	7,543,304	7,497,062	(46,242)
		Canadian Dollar	Sell	7/19/23	2,599,157	2,628,286	29,129
		Danish Krone	Buy	6/21/23	10,508,607	10,546,591	(37,984)
		Danish Krone	Sell	6/21/23	10,508,607	10,502,054	(6,553)
		Danish Krone	Sell	9/20/23	10,570,501	10,609,028	38,527
		Euro	Buy	6/21/23	10,813,681	10,909,349	(95,668)
		Euro	Sell	6/21/23	10,813,681	10,994,263	180,582
		Swiss Franc	Buy	6/21/23	50,297,934	49,563,369	734,565
		Swiss Franc	Sell	6/21/23	50,297,934	50,616,837	318,903
		Swiss Franc	Buy	9/20/23	46,151,777	46,425,209	(273,432)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/21/23	6,136,264	6,099,681	36,583
		British Pound	Sell	6/21/23	6,136,264	5,905,458	(230,806)
		British Pound	Sell	9/20/23	3,248,082	3,223,017	(25,065)
		Euro	Buy	6/21/23	1,983,264	1,999,741	(16,477)
		Euro	Sell	6/21/23	1,983,264	1,992,255	8,991
		Euro	Sell	9/20/23	1,993,114	2,009,543	16,429
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/19/23	2,559,236	2,661,437	(102,201)
		British Pound	Buy	6/21/23	6,677,974	6,637,850	40,124
		British Pound	Sell	6/21/23	6,677,974	6,424,780	(253,194)
		British Pound	Sell	9/20/23	6,686,303	6,645,126	(41,177)
		Euro	Buy	6/21/23	11,566,902	11,666,596	(99,694)
		Euro	Sell	6/21/23	11,566,902	11,693,887	126,985
		Euro	Sell	9/20/23	3,164,421	3,190,220	25,799
		Swiss Franc	Buy	6/21/23	10,093,237	10,319,983	(226,746)
		Swiss Franc	Sell	6/21/23	10,093,237	10,151,470	58,233
		Swiss Franc	Buy	9/20/23	10,194,512	10,255,255	(60,743)
	NatWest Markets PLC
		Australian Dollar	Buy	7/19/23	22,999,304	23,916,636	(917,332)
		British Pound	Buy	6/21/23	4,651,136	4,509,436	141,700
		British Pound	Sell	6/21/23	4,651,136	4,645,526	(5,610)
		Danish Krone	Buy	6/21/23	6,429,922	6,480,977	(51,055)
		Danish Krone	Sell	6/21/23	6,429,922	6,426,097	(3,825)
		Danish Krone	Sell	9/20/23	3,267,423	3,280,173	12,750
	State Street Bank and Trust Co.
		British Pound	Buy	6/21/23	10,765,125	10,544,514	220,611
		British Pound	Sell	6/21/23	10,765,125	10,578,735	(186,390)
		Canadian Dollar	Sell	7/19/23	1,306,068	1,320,589	14,521
		Euro	Buy	6/21/23	4,068,720	4,164,633	(95,913)
		Euro	Sell	6/21/23	4,068,720	4,104,511	35,791
		Israeli Shekel	Buy	7/19/23	2,197,869	2,299,633	(101,764)
		Swiss Franc	Buy	6/21/23	19,306,811	18,825,039	481,772
		Swiss Franc	Sell	6/21/23	19,306,811	19,421,297	114,486
		Swiss Franc	Buy	9/20/23	19,500,535	19,620,148	(119,613)
	Toronto-Dominion Bank
		Swiss Franc	Buy	6/21/23	4,604,641	4,663,040	(58,399)
		Swiss Franc	Sell	6/21/23	4,604,641	4,645,906	41,265
	UBS AG
		Danish Krone	Buy	6/21/23	12,694,817	12,739,965	(45,148)
		Danish Krone	Sell	6/21/23	12,694,817	12,687,001	(7,816)
		Danish Krone	Sell	9/20/23	12,769,589	12,816,685	47,096
		Japanese Yen	Buy	8/16/23	960,870	977,703	(16,833)
		Swiss Franc	Buy	6/21/23	1,423,923	1,388,562	35,361
		Swiss Franc	Sell	6/21/23	1,423,923	1,432,096	8,173
		Swiss Franc	Buy	9/20/23	1,438,211	1,446,673	(8,462)
	WestPac Banking Corp.
		British Pound	Buy	6/21/23	14,299,988	14,283,152	16,836
		British Pound	Sell	6/21/23	14,299,988	13,760,381	(539,607)
		Euro	Buy	6/21/23	157,728	157,267	461
		Euro	Sell	6/21/23	157,728	159,116	1,388

	Unrealized appreciation						5,481,945

	Unrealized (depreciation)						(5,556,586)

	Total						$(74,641)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,521,858,731.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase Cost	Sale Proceeds	Investment Income	Realized gain (loss)	unrealized appreciation (depreciation)	outstanding as of 5/31/23	Fair value as of 5/31/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$84,524,981	$278,943,369	$312,021,800	$2,639,322	$—	$—	51,446,550	$51,446,550
	Putnam Short Term Investment Fund**	45,137,290	289,611,020	264,495,879	1,660,219	—	—	70,252,431	70,252,431

	Total Short-term investments	129,662,271	568,554,389	576,517,679	4,299,541	—	—		121,698,981
	Common stocks***
	Health care
	4Front Ventures Corp.	27,882,348	—	—	—	—	(19,649,371)	49,896,829	8,232,977
	Innoviva, Inc.	52,326,976	15,879,533	1,450,771	—	(485,764)	4,072,538	5,214,419	70,342,512

	Total Common stocks	80,209,324	15,879,533	1,450,771	—	(485,764)	(15,576,833)		78,575,489

	Totals	$209,871,595	$584,433,922	$577,968,450	$4,299,541	$(485,764)	$(15,576,833)		$200,274,470
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $51,446,550 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $50,412,024.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	***Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,082,417.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.9%
	Denmark	8.2
	United Kingdom	6.4
	France	5.4
	Japan	3.2
	Canada	0.6
	Other	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,601,522 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,082,417 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$6,493,106	$—	$—
Health care	1,138,231,353	302,165,598	—

Total common stocks	1,144,724,459	302,165,598	—
U.S. treasury obligations	—	2,472,071	—
Short-term investments	980,000	123,881,940	—

Totals by level	$1,145,704,459	$428,519,609	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(74,641)	$—

Totals by level	$—	$(74,641)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$633,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com